Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2025		Jun. 30, 2024
Cash flows from Operating Activities
Loss for the Period	[1]	€ (34,476)		€ (58,235)
Adjustments for:
Amortization and depreciation		20,286		18,418
Impairment of assets		(2,449)		2,349
Expected credit loss for trade and other receivables		(61)		828
Other Impairments		(278)		983
Change in provisions		(716)		5
Government grants		(374)		(271)
Financial income		(343)		(957)
Financial expenses		8,192		11,574
Change in fair value of derivative warrant liabilities		(1,100)		(1,239)
Exchange differences		(11,654)		1,074
Income tax credit		976		(1,266)
Share based payments expense		573		1,981
Changes in
- inventories		20,832		5,667
- trade and other financial receivables		8,678		880
- other assets		(779)		333
- trade and other financial payables		2,536		(546)
- contract liabilities		2,276		829
Net cash used in operating activities		12,119		(17,593)
Cash flows from Investing Activities
Acquisition of intangible assets		(974)		(15,998)
Acquisition of property, plant and equipment		(6,220)		(6,260)
Other currrent of financial assets		21,374
Acquisition of subsidiaries, net of cash acquired		0		(3,403)
Net cash used in investing activities		14,180		(25,661)
Cash flows from Financing Activities
Proceeds from government grants		445		1,524
Proceeds from loans		364,884		378,428
Repayments of loans		(380,741)		(367,681)
Payment of principal portion of lease liabilities		(3,074)		(2,406)
Payment of interest on lease liabilities		(892)		(963)
Interest and bank fees paid		(7,123)		(11,105)
Net cash from financing activities		(3,258)		(2,034)
Net increase in cash and cash equivalents		23,041		(45,288)
Cash and cash equivalents at beginning of period		20,036		101,158
Exchange gains/(losses)		(15,773)		3,878
Cash and cash equivalents at the end of the period		27,304	[2]	59,748
Equity attributable to owners of parent [member]
Cash flows from Operating Activities
Loss for the Period		(33,679)		(58,234)
Private Placement [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments		22,677		0
ATM [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments		403		0
Warrants Conversion And Other [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments		€ 163		€ 169

[1]	Unaudited
[2]	Unaudited